Supplemental Disclosures With Respect To Cash Flows - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Right-of-use (ROU) assets acquired through operating leases	$ 12,252	$ 27,229	$ 57,101